Loans and Allowance for Loan Losses - Categories of Impaired Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Categories of impaired loans
Non-accrual loans	$ 5,414	$ 5,672
Performing TDRs	3,064	4,684
Total impaired loans	$ 8,478	$ 10,356